Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2022
Bonus Programs [Abstract]
Summary of Number of Shares Held by the Trust
As of December 31, 2022 and 2021, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2022	2021	2022	2021
Beginning balance	3,672,586	3,414,900	1,701,074	1,360,158
Shares acquired by the administrative trust to employees	4,256,433	2,221,136	1,266,283	921,125
Shares released from administrative trust to employees upon vesting	(2,206,000)	(1,963,450)	(1,106,978)	(580,209)
Ending balance	5,723,019	3,672,586	1,860,379	1,701,074